Derivative Financial Instruments (Narrative) (Detail) - 2013 forwards [Member] - Cash Flow Hedging [Member] - Forward-Starting Interest Rate Swap [Member] $ in Millions	3 Months Ended
Mar. 27, 2016 USD ($) Contract
Derivative [Line Items]
Number of derivative instruments | Contract	4
Derivative, amount of hedged item | $	$ 500
Average rate	2.64%
Extension of maturity, period	2 years